Organization And Summary Of Significant Accounting Policies (Schedule Of Assets Or Liabilities Measured On Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value at beginning of period	$ 15,935
Net Realized and Unrealized Gains (Losses) Included in Other Income (loss)	317	1,213	(247)
Purchases, Sales, Issuances and Settlements, Net		15,689	15,688
Gross Transfers In
Gross Transfers Out
Fair Value at ending of period	16,252	16,902	15,935
Changes in Realized Gains (Losses) Included in Income on Instruments Held
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held	317	1,213	(247)
Series C Preferred Embedded Derivative [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value at beginning of period	7,205
Net Realized and Unrealized Gains (Losses) Included in Other Income (loss)	211	934	(130)
Purchases, Sales, Issuances and Settlements, Net		7,075	7,075
Gross Transfers In
Gross Transfers Out
Fair Value at ending of period	7,416	8,009	7,205
Changes in Realized Gains (Losses) Included in Income on Instruments Held
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held	211	934	(130)
Warrant Derivative [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value at beginning of period	8,730
Net Realized and Unrealized Gains (Losses) Included in Other Income (loss)	106	279	(117)
Purchases, Sales, Issuances and Settlements, Net		8,614	8,613
Gross Transfers In
Gross Transfers Out
Fair Value at ending of period	8,836	8,893	8,730
Changes in Realized Gains (Losses) Included in Income on Instruments Held
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held	$ 106	$ 279	$ (117)